Share Capital (Details) - USD ($)	1 Months Ended	12 Months Ended
	Feb. 09, 2021	Dec. 31, 2020	Dec. 31, 2019
Equity [Abstract]
Common Stock, Shares Authorized, Unlimited		Unlimited
Common Stock, No Par Value		$ 0	$ 0
Subsequent Event [Line Items]
Proceeds from Warrant Exercises		$ 180,000	$ 0
Subsequent Event [Member]
Subsequent Event [Line Items]
Shares Issued, Warrants Exercised	743,820
Proceeds from Warrant Exercises	$ 478,000